Note 11 - Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Deposits and Weighted Average Interest Rates [Table Text Block]
	201 8			2017
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$163,500	26.2%	0.00%	$172,007	27.1%
NOW accounts	0.10	88,715	14.3	0.05	90,599	14.3
Savings accounts	0.08	76,839	12.3	0.08	75,255	11.8
Money market accounts	0.56	181,374	29.1	0.40	186,937	29.4
		510,428	81.9		524,798	82.6
Certificates by rate:
0-0.99%		32,904	5.3		58,444	9.2
1-1.99%		47,627	7.6		43,691	6.9
2-2.99%		31,680	5.1		8,550	1.3
3-3.99%		713	0.1		118	0.0
Total certificates	1.32	112,924	18.1	0.94	110,803	17.4
Total deposits	0.43	$623,352	100.0%	0.30	$635,601	100.0%

Scheduled Maturities of Certificates of Deposit [Table Text Block]
	2018		2017
(Dollars in thousands)	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Remaining term to maturity
1-6 months	$39,004	1.23%	$28,133	0.54%
7-12 months	36,711	1.29	37,439	0.95
13-36 months	33,941	1.46	39,382	1.14
Over 36 months	3,268	1.44	5,849	1.28
	$112,924	1.32	$110,803	0.94

Schedule of Interest Expense Domestic Deposit Liabilities [Table Text Block]
(Dollars in thousands)	2018	2017	2016
NOW accounts	$62	77	50
Savings accounts	61	63	62
Money market accounts	865	560	366
Certificates	1,243	770	524
	$2,231	1,470	1,002